BALANCE SHEET (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 7,411	$ 68,966
Cash held in trust account	36,620,933	36,627,014
Prepaid expenses	8,039	30,810
Total current assets	36,636,383	36,726,790
Non-current assets
Fixed assets	3,595	2,294
TOTAL ASSETS	36,639,978	36,729,084
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	622,256	80,825
Due to related party	275,771	83,184
Deferred underwriters fees	1,022,833	1,022,833
Notes payable to shareholders	60,000	0
Total current liabilities	1,980,860	1,186,842
Ordinary shares, subject to possible redemption 3,031,969 shares at $10.02 per share	30,380,329	30,380,329
Shareholders' equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 4,894,983 shares issued and outstanding at December 31, 2012 and 2011)	1,863	1,863
Additional paid-in capital	5,890,921	5,685,171
Deficit accumulated during the development stage	(1,613,995)	(525,121)
Total shareholders' equity	4,278,789	5,161,913
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 36,639,978	$ 36,729,084